Debt (Details) (USD $) In Millions	Apr. 30, 2011	Apr. 30, 2010
Long-term debt
Total long term debt	$ 759	$ 511
Current portion of long-term debt	255	3
Total long term debt excluding current portion	504	508
5.2% notes, due in fiscal 2012 [Member]
Long-term debt
Total long term debt	252	250
5.0% notes due in fiscal 2014 [Member]
Long-term debt
Total long term debt	250	250
2.5% notes, due in fiscal 2016 [Member]
Long-term debt
Total long term debt	249	0
other long-term debt [Member]
Long-term debt
Total long term debt	$ 8	$ 11